CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash and cash equivalents	$ 1,129,863	$ 456,018
Accounts receivable, net of allowance for doubtful accounts of $0 and $7,914, respectively	30,440	31,855
Inventory	347,945	173,320
Other current assets	533,481	43,578
Total current assets	2,041,729	704,771
Property and equipment, net	502,146	12,856
Other Assets:
Intangible assets, net	53,288
Lease deposits	49,376
Deferred offering costs	14,982
Total other assets	117,646
Total assets	2,661,521	717,627
Current Liabilities:
Accounts payable	1,111,929	795,755
Secured promissory note, net of debt discount $72,038	10,063,208
Notes payable	3,882,868	3,865,558
Derivative liability		166,093
Advance from related party		155,645
Accrued expenses and other current liabilities	2,188,271	879,022
Total current liabilities	17,246,276	5,862,073
Long-Term Liabilities:
Notes payable, net of debt discount of $0 and $162,659, respectively	300,000	2,777,341
Total long-term liabilities	300,000	2,777,341
Total liabilities	17,546,276	8,639,414
Stockholders' Deficit:
Preferred stock - par value $0.0001: 10,000,000 shares authorized
Common stock - par value $0.0001; 350,000,000 shares authorized; 50,463,732 and 16,797,744 issued and outstanding	5,046	1,679
Additional paid in capital	17,491,734	12,361,205
Accumulated deficit	(32,381,535)	(20,284,671)
Total stockholders' Deficit	(14,884,755)	(7,921,787)
Total liabilities and stockholders' deficit	$ 2,661,521	$ 717,627